BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
BENEFIT PLANS
BENEFIT PLANS

NOTE S - BENEFIT PLANS

The Company  sponsors an employee retirement  savings plan that qualifies under Section 401(k) of the Internal  Revenue Code. Participating employees may contribute, but not more than statutory limits. The Company  makes nondiscretionary 3% Safe Harbor contributions of participants’  eligible earnings who have completed the plan’s eligibility requirements. The contributions are made to the plan on behalf of the employees. Total nondiscretionary contributions to the plan were as follows:

	Year ended December 31,
	2020	2019	2018
Nondiscretionary contributions	$753,000	$875,000	$404,000